Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2026	Dec. 31, 2025
Computers & Software [Member]
Property, Plant, and Equipment [Line Items]
Useful Life	3 years
Computers & Software [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful Life		3 years
Computers & Software [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful Life		5 years
Furniture & Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Useful Life		5 years
Furniture & Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Useful Life	2 years
Furniture & Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Useful Life	10 years
Automobile [Member]
Property, Plant, and Equipment [Line Items]
Useful Life	5 years	5 years
Software [Member]
Property, Plant, and Equipment [Line Items]
Useful Life	3 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Useful Life	3 years